Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade receivables, net of allowance for credit losses (in Dollars)	$ 125	$ 125	$ 61
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	7,988,691
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	30,000,000	30,000,000	11,009,315
Common stock, shares issued	2,694,179	1,737,986
Common stock, shares outstanding	2,694,179	1,737,986
Series A Preferred Stock [Member]
Preferred stock, shares issued		0	4,986,039
Preferred stock, shares outstanding		0	4,986,039
Aggregate liquidation preference (in Dollars)		$ 5,091	$ 2,858
Series B Preferred Stock [Member]
Preferred stock, shares issued		0	2,745,004
Preferred stock, shares outstanding		0	2,745,004
Aggregate liquidation preference (in Dollars)		$ 4,271	$ 2,727
Non-voting
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	2,803,774	2,803,774	2,803,774
Common stock, shares issued
Common stock, shares outstanding
Previously Reported
Common stock, shares issued		17,379,861	2,050,404
Common stock, shares outstanding		17,379,861	2,050,404
Previously Reported | Non-voting
Common stock, shares issued		0	1,783,773
Common stock, shares outstanding		0	1,783,773